OLD WESTBURY FUNDS, INC.

Old Westbury Large Cap Strategies Fund

(the “Fund”)

Supplement Dated October 1, 2018 to the

Prospectus dated March 1, 2018, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated March 1, 2018, as supplemented.

Effective immediately, Mr. John Alexander Christie and Mr. Jeffrey A. Rutledge will join Mr. Michael Crawford, Mr. Edward N. Aw, Ms. Nancy Sheft and Ms. Holly MacDonald as portfolio managers of the portion of the Fund managed by Bessemer Investment Management LLC (the “Adviser”), the Fund’s investment adviser. Mr. Harry Hagey, Jr. will no longer serve as a portfolio manager of the portion of the Fund managed by the Adviser.

Accordingly, effective immediately:

•	The second paragraph under the section entitled “Old Westbury Large Cap Strategies Fund – Management of the Fund – Portfolio Managers and Sub-Advisers.” beginning on page 8 is deleted in its entirety and replaced with the following paragraphs:

Mr. John Alexander Christie, Managing Director of the Adviser, has managed the Fund since October 1, 2018.

Mr. Jeffrey A. Rutledge, Managing Director of the Adviser, has managed the Fund since October 1, 2018.

•	The fourth paragraph under the section entitled “WHO MANAGES THE FUNDS? – Portfolio Managers – Large Cap Strategies Fund” beginning on page 46 is deleted in its entirety and replaced with the following paragraphs:

Mr. John Alexander Christie, Managing Director of the Adviser, has managed the Fund since October 1, 2018. Mr. Christie joined the Adviser in March 2006. Previously he also served as a senior analyst for the Old Westbury Real Return Fund, a former fund, prior to which he was a research analyst covering the energy and utilities sectors for Large Cap U.S. Equities portfolios. Prior to joining the Adviser, he was a senior associate analyst at UBS from 2004-2006. He previously worked as an equity analyst for Banc One Investment Advisors from 2002 to 2004. Mr. Christie received his BS in Mechanical Engineering from the University of California (Santa Barbara) in 1997 and his MBA from Duke University Fuqua School of Business in 2002.

Mr. Jeffrey Rutledge, Managing Director of the Adviser, has managed the Fund since October 1, 2018. Mr. Rutledge joined the Adviser in 2004. Previously, he was a member of the investment team for Old Westbury Large Cap Strategies Fund and was a research analyst for the transportation and utilities sectors for Mid Cap Equities portfolios. Prior to joining the Adviser, Mr. Rutledge was a research associate for the aerospace and telecommunication sectors at Bear Stearns & Co. from April 2000 to July 2004. Mr. Rutledge received his BA degree in Industrial Engineering from Lehigh University in 1989 and his MS in Management and Finance in 1995 from the United States Naval Postgraduate School.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OWF_A21-SUPP1018

OLD WESTBURY FUNDS, INC.

Old Westbury Large Cap Strategies Fund

(the “Fund”)

Supplement Dated October 1, 2018 to the

Statement of Additional Information (“SAI”) dated March 1, 2018, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s SAI dated March 1, 2018, as supplemented.

Effective immediately, Mr. John Alexander Christie and Mr. Jeffrey A. Rutledge will join Mr. Michael Crawford, Mr. Edward N. Aw, Ms. Nancy Sheft and Ms. Holly MacDonald as portfolio managers of the portion of the Fund managed by Bessemer Investment Management LLC (the “Adviser”), the Fund’s investment adviser. Mr. Harry Hagey, Jr. will no longer serve as a portfolio manager of the portion of the Fund managed by the Adviser.

Accordingly, effective immediately:

•	All references and information with regard to Mr. Harry Hagey, Jr. are deleted.

•	The following changes are made under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS - Additional Portfolio Manager Information”:

o	The table under the heading “Other Accounts Managed by Portfolio Managers” beginning on page 45 is modified by adding the following under Large Cap Strategies Fund:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets

BIM
John A. Christie	0	$0	4	$416,000,000	4,740	$7,738,000,000
Jeffrey Rutledge	0	$0	4	$416,000,000	4,740	$7,738,000,000

o	The table under the heading “Other Accounts Managed by Portfolio Managers - Accounts and Assets for which an Investment Advisory Fee is Based on Performance” beginning on page 47 is modified by adding the following under “Large Cap Strategies Fund”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets

BIM
John A. Christie	0	$0	0	$0	0	$0
Jeffrey Rutledge	0	$0	0	$0	0	$0

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE